Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2016	2015	2014
Direct	$163,745	$158,836	$155,439
Assumed—non-affiliate	652	741	830
Ceded
Affiliate	(1,607)	(1,379)	(2,238)
Non-affiliate	(18,200)	(20,032)	(21,515)

Premiums and contract charges, net of reinsurance	$144,590	$138,166	$132,516

Schedule of Effects of Reinsurance on Contract Benefits

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2016	2015	2014
Direct	$219,527	$226,424	$227,796
Assumed—non-affiliate	900	1,088	381
Ceded
Affiliate	1,331	(7,998)	(8,363)
Non-affiliate	(13,355)	(15,920)	(6,535)

Contract benefits, net of reinsurance	$208,403	$203,594	$213,279

Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds

The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2016	2015	2014
Direct	$107,522	$113,166	$123,747
Assumed—non-affiliate	9	16	15
Ceded
Non-affiliate	(4,770)	(4,545)	(5,158)

Interest credited to contractholder funds, net of reinsurance	$102,761	$108,637	$118,604